8. OTHER PAYABLES AND ACCRUED LIABILITIES	6 Months Ended
Jun. 30, 2013
Payables and Accruals [Abstract]
NOTE 8. OTHER PAYABLES AND ACCRUED LIABILITIES

NOTE 8 – OTHER PAYABLES AND ACCRUED LIABILITIES

Other payables and accrued liabilities consist of the following:

	June 30,	December 31,
	2013	2012
	(unaudited)

Accrued expenses	$1,644	$2,540
Business and other tax payables	6,674	6,418
Salary payable	1,924	1,524
Temporary receipt of insurance premium	236	176
Temporary receipt of insurance claims	881	755
Deposits received	5,699	2,128
Interest payable	157	207
Other current liabilities	1,374	1,301
Total	$18,589	$15,049

Deposits received represented security deposits received from staff and customer deposits. Temporary receipt of insurance premium represents the premium collected from customers but not yet paid to the insurance company. Temporary receipt of insurance claims represents the insurance claims received but not yet released to the relevant customers. Other current liabilities mainly include the unpaid expenses reimbursement due to staff, withholding taxes collected from customers for the value-added services.